Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Sep. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	8,500,000,000,000	8,500,000,000,000
Ordinary shares, shares issued	2,587,892,046,400	2,587,892,046,400
Ordinary shares, shares outstanding	2,587,892,046,400	2,587,892,046,400
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	250,000,000,000	250,000,000,000
Ordinary shares, shares outstanding	250,000,000,000	250,000,000,000